Related-Party Transactions - Alliance Agreement (Details) - Affiliated Entity - Alliance Agreement - Markel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to insurer	$ 54,850	$ 45,593
Commission revenue	$ 239,432	$ 216,033
Due To Related Parties | Related Party Concentration Risk
Related Party Transaction [Line Items]
Percent of total	95.00%	93.00%
Revenue from Contract with Customer Benchmark | Related Party Concentration Risk
Related Party Transaction [Line Items]
Percent of total	90.00%	91.00%